SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets, net (Details)		12 Months Ended
	Dec. 10, 2018	Dec. 31, 2019
Technology Platform
Acquired intangible assets, net
Useful lives	5 years
Technology Platform | Minimum
Acquired intangible assets, net
Useful lives		3 years
Technology Platform | Maximum
Acquired intangible assets, net
Useful lives		5 years
Members
Acquired intangible assets, net
Useful lives		4 years
Branding
Acquired intangible assets, net
Useful lives	10 years	10 years
In-progress Orders
Acquired intangible assets, net
Useful lives	1 month 6 days	1 month 6 days